Property, plant and equipment - Costs of Capitalized Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Capitalization interest rate	4.00%	4.00%
Amount of costs for interest capitalized	$ 24,708	$ 14,206